ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended				12 Months Ended
	Dec. 26, 2017 Vote $ / shares shares	Jun. 30, 2018 shares	Jan. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥) shares	Nov. 30, 2013 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Ordinary Shares
Number of new shares issued (in shares) | shares					125,000,000
Par value of shares					$ 0.0001
Proceeds from initial public offering, net of issuance costs			$ 14.7	¥ 95,100				$ 100.1	¥ 651,300
Underwriting discounts and commissions | ¥							¥ 38,399
Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares) | shares		27,000,000				27,000,000	27,000,000
Par value of shares	$ 0.0001
Stock conversion basis	1
Number of votes per share | Vote	1
Number of shares deemed issued | shares						4,924,310	10,603,832
Class B Ordinary Shares
Ordinary Shares
Par value of shares	$ 0.00001
Stock conversion basis	1
Number of votes per share | Vote	10
IPO | Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares) | shares	24,000,000		3,600,000	3,600,000
Par value of shares			$ 0.0001
Price per share			$ 0.0001
IPO | ADS
Ordinary Shares
Number of new shares issued (in shares) | shares	12,000,000		1,800,000	1,800,000
Price per share	$ 9.00
Total gross capital raise			$ 16.2	¥ 105,200